Company information and operations - Additional Information (Details) - shares	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2023	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Issued capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)				79,321,220	76,898,164	66,398,164	63,857,604
Number of shares outstanding (in shares)				66,687,085	65,230,559
Issuance of shares to be held as treasury shares (in shares)	2,423,056	10,500,000	2,540,560	2,423,056	10,500,000	2,540,560
Treasury shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)				12,634,135	11,667,605	2,166,944	0
Issuance of shares to be held as treasury shares (in shares)				2,423,056	10,500,000	2,540,560